CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) $ in Millions	Dec. 31, 2020 USD ($)
$5.0 Million Convertible Debentures [Member]
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Face amount	$ 5.0